CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2013
CONSOLIDATED BALANCE SHEETS
Temporary equity, par value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	10,000,000	10,000,000	10,000,000
Temporary equity, shares issued	0	0	40,000,000
Temporary equity, shares outstanding	0	0	40,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	120,000,000	120,000,000	120,000,000
Common stock, issued	27,284,140	27,284,140	10,196,292	10,196,292
Common stock, outstanding	27,284,140	27,284,140	10,196,292